UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   New York, NY      January 17, 2007
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  84 issues

Form 13F Information Table Value Total:  184,936,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F

REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT


                             TITLE OF                                  SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP          VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------      --------         ---------     --------   -------  --- ----  ------- ----------  -----   ------   ----
AGILENT TECHNOLOGIES INC     COMMON           00846u101       1,660       45186 SH         SOLE                 0       0      45186
ABBOTT LABS                  COMMON             2824100       3,760       66960 SH         SOLE                 0       0      66960
AUTO DATA PROCESSING         COMMON            53015103       2,320       52100 SH         SOLE                 0       0      52100
AMERICAN INTL GROUP INC      COMMON             2687410       3,112       53372 SH         SOLE                 0       0      53372
ASIA PACIFIC FUND            COMMON            44901106         474       19522 SH         SOLE                 0       0      19522
AVON PRODUCTS INC.           COMMON            54303102       2,396       60600 SH         SOLE                 0       0      60600
BANK OF AMERICA              COMMON            60505104       1,476       35780 SH         SOLE                 0       0      35780
BECTON DICKINSON & CO        COMMON            75887109       3,059       36600 SH         SOLE                 0       0      36600
BERKSHIRE HATHAWAY           CLASS B           84670207         289          61 SH         SOLE                 0       0         61
BROOKLINE BANCORP            COMMON           11373m107       2,053      202100 SH         SOLE                 0       0     202100
ANHEUSER BUSCH COS INC       COMMON            35229103       2,446       46740 SH         SOLE                 0       0      46740
CHITTENDEN CORP              COMMON           170228100         209        5873 SH         SOLE                 0       0       5873
COMCAST CORP                 COMMON            20030N20       1,945      107350 SH         SOLE                 0       0     107350
COSTCO WHOLESALE             COMMON           22160K105       1,099       15750 SH         SOLE                 0       0      15750
COMPUTER SCIENCES CORP       COMMON           205363104         476        9630 SH         SOLE                 0       0       9630
CISCO SYS INC                COMMON            17275R10       3,991      147448 SH         SOLE                 0       0     147448
CHEVRON CORP.                COMMON           166764100         447        4785 SH         SOLE                 0       0       4785
DIEBOLD INC                  COMMON           253651103       2,686       92695 SH         SOLE                 0       0      92695
DEERE & CO                   COMMON           244199105         372        4000 SH         SOLE                 0       0       4000
DANAHER CORP DEL             COMMON           235851102         489        5574 SH         SOLE                 0       0       5574
DOLLAR TREE STORES           COMMON           256747106       3,069      118390 SH         SOLE                 0       0     118390
DOVER CORP                   COMMON           260003108       4,107       89100 SH         SOLE                 0       0      89100
AMDOCS                       ORD              G02602103       4,732      137270 SH         SOLE                 0       0     137270
DEVON ENERGY CORP NEW        COMMON           25179M103       3,913       44014 SH         SOLE                 0       0      44014
E M C CORP MASS              COMMON           268648102       4,811      259650 SH         SOLE                 0       0     259650
FEDEX CORP                   COMMON           31428X106         774        8685 SH         SOLE                 0       0       8685
FLOUR CORP NEW               COMMON           343412102       4,476       30715 SH         SOLE                 0       0      30715
GENERAL ELEC CO              COMMON           369604103       4,326      116685 SH         SOLE                 0       0     116685
GENERAL GROWTH PPTYS INC     COMMON           370021107       1,681       40825 SH         SOLE                 0       0      40825
GOLDMAN SACHS                COMMON           38141G104         966        4490 SH         SOLE                 0       0       4490
HARTFORD FINL SVCS GRP       COMMON           416515104       2,101       24100 SH         SOLE                 0       0      24100
HEWLETT PACKARD CO           COMMON           428236103       3,826       75790 SH         SOLE                 0       0      75790
INTL BUSINESS MACHINES       COMMON           459200101       2,573       23804 SH         SOLE                 0       0      23804
INGERSOLL RAND CO            COMMON           G4776G101       3,908       84105 SH         SOLE                 0       0      84105
ILLNOIS TOOL WORKS           COMMOM           452308109         901       16825 SH         SOLE                 0       0      16825
JOHNSON & JOHNSON            CLASS A          478160104       1,468       22015 SH         SOLE                 0       0      22015
J P MORGAN CHASE & CO        COMMON           46625H100       2,502       57330 SH         SOLE                 0       0      57330
KYOCERA CORP                 COMMON             6499260         266        3000 SH         SOLE                 0       0       3000
KRAFT FOODS INC              COMMON           50075N104       2,193       67200 SH         SOLE                 0       0      67200
KIMBERLY-CLARK CORP          COMMON           494368103       1,636       23600 SH         SOLE                 0       0      23600
COCA COLA COMPANY            COMMON           191216100       4,006       65275 SH         SOLE                 0       0      65275
LEGGETT & PLATT INC          COMMON           524660107       1,938      111100 SH         SOLE                 0       0     111100
LABORATORY CORP AMER HLD     COMMON           50540r409       5,243       69411 SH         SOLE                 0       0      69411
LILLY ELI & CO               COMMON           532457108       1,269       23760 SH         SOLE                 0       0      23760
LOWES COS INC                COMMON            54866110         806       35625 SH         SOLE                 0       0      35625
MASCO CORP                   COMMON           574599106       1,760       81450 SH         SOLE                 0       0      81450
MERRILL LYNCH & CO INC       COMMON           590188108         694       12925 SH         SOLE                 0       0      12925
3M CO                        COMMON           88579Y101       4,297       50960 SH         SOLE                 0       0      50960
ALTRIA GROUP INC             COMMON            02209S10       3,133       41450 SH         SOLE                 0       0      41450
MEDICAL PROPERTIES TRUST     COMMON           58463J304       2,456      241000 SH         SOLE                 0       0     241000
MERCK & CO INC               COMMON           589331107       2,791       48033 SH         SOLE                 0       0      48033
MICROSOFT CORP               COMMON            59491810       5,065      142275 SH         SOLE                 0       0     142275
METAVANTE TECHNOLOGIES       COMMON           591407101         204        8735 SH         SOLE                 0       0       8735
MURPHY OIL CORP              COMMON           626717102         331        3900 SH         SOLE                 0       0       3900
NOBLE ENERGY                 COMMON           655044105       2,415       30370 SH         SOLE                 0       0      30370
NABORS INDUSTRIES LTD        COMMON           G6359F103       2,752      100460 SH         SOLE                 0       0     100460
NATIONAL OILWELL VARCO INC   COMMON           637071101       2,193       29850 SH         SOLE                 0       0      29850
PEPSICO INC.                 COMMON           713448108         214        2825 SH         SOLE                 0       0       2825
PFIZER INC                   COMMON           717081103       1,990       87565 SH         SOLE                 0       0      87565
PRINCIPAL FINL GROUP         COMMON           74251V102       3,064       44505 SH         SOLE                 0       0      44505
PROCTOR & GAMBLE CO          COMMON           742718109         250        3400 SH         SOLE                 0       0       3400
PRAXAIR INC                  COMMON           74005p104       3,817       43025 SH         SOLE                 0       0      43025
ROYAL DUTCH PETE CO          NY REG SHARES    780257804       1,354       16080 SH         SOLE                 0       0      16080
M S EASTERN EUROPE FUND      COMMON           616988101         429       11250 SH         SOLE                 0       0      11250
SEALED AIR CORP NEW          COMMON           81211K100         579       25000 SH         SOLE                 0       0      25000
SCHERING PLOUGH              COMMON           806605101       2,285       85770 SH         SOLE                 0       0      85770
SAUER-DANFOSS INC            COMMON           804137107       3,504      139900 SH         SOLE                 0       0     139900
SONOCO PRODUCTS              COMMON           835495102       2,068       63283 SH         SOLE                 0       0      63283
SOVEREIGN BANCORP            COMMON           845905108       1,012       88815 SH         SOLE                 0       0      88815
SYSCO CORP                   COMMON           871829107         289        9250 SH         SOLE                 0       0       9250
AT&T INC                     COMMON           00206R102       3,714       89362 SH         SOLE                 0       0      89362
HANOVER INSURANCE GROUP      COMMON           410867105       2,803       61204 SH         SOLE                 0       0      61204
TRAVELERS COS INC            COMMON           89417E109       2,055       38200 SH         SOLE                 0       0      38200
TEXAS INSTRS INC             COMMON           882508104       4,038      120885 SH         SOLE                 0       0     120885
UNITED PARCEL SERVICE IN     CL B             911312106       3,118       44090 SH         SOLE                 0       0      44090
UNITED TECHNOLOGIES CORP     COMMONG          913017109       2,988       39040 SH         SOLE                 0       0      39040
V F CORP                     COMMON           918204108       2,143       31205 SH         SOLE                 0       0      31205
WEATHERFORD INTL             COMMON           G95089101       2,427       35380 SH         SOLE                 0       0      35380
WILLIAMS CO.                 COMMON           969457100       2,268       63385 SH         SOLE                 0       0      63385
WEINGARTEN RLTY INVS         SH BEN INT       948741103         241        7650 SH         SOLE                 0       0       7650
WILLIS GROUP HOLDING         COMMON           G96655108       2,426       63900 SH         SOLE                 0       0      63900
WATTS INDS INC               CL A             942749102       1,767       59280 SH         SOLE                 0       0      59280
EXXON MOBIL CORP             COMMON           30231G102         346        3691 SH         SOLE                 0       0       3691
ZENITH NATIONAL INS CORP     COMMON           989390109       3,406       76150 SH         SOLE                 0       0      76150
                                                            -------   ---------                                            ---------
   Report Totals                                            184,936   4,710,388                                            4,710,388